Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets, non-current
Net operating loss carrying forward		$ 6,356,742
Total deferred tax assets
Valuation allowance		(6,356,742)
Total deferred tax assets